Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Basis of consolidation
A.	Basis of consolidation

1.      Subsidiaries

Subsidiaries are entities controlled directly or indirectly by the Group. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group.

2.	Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company.

Measurement of non-controlling interests on the date of the business combination

Non-controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at either fair value, or at their proportionate interest in the identifiable assets and liabilities of the acquiree, on a transaction-by-transaction basis. This accounting policy choice does not apply to other instruments that meet the definition of non-controlling interests (for example: options to ordinary shares). Such instruments will be measured at fair value or in accordance with other relevant IFRSs.

Allocation of profit or loss and other comprehensive income to the shareholders

Profit or loss are allocated to the owners of the Company and the non-controlling interests. Total profit or loss is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

Transactions with non-controlling interests, while retaining control

Transactions with non-controlling interests while retaining control are accounted for as equity transactions.

Issuance of put option to non-controlling interests

A put option issued by the Group to non-controlling interests that is settled in cash or another financial instrument is recognized as a liability at the present value of the exercise price. In subsequent periods, changes in the value of the liability in respect of put options by the Group to non-controlling interests are recognized in profit or loss according to the effective interest method.

3.	Loss of control

Upon the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. The difference between the sum of the proceeds and fair value of the retained interest, and the derecognized balances is recognized in profit or loss under other income or other expenses.

4.	Investment in associates and joint ventures (equity accounted investees)

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. There is a rebuttable presumption that significant influence exists when the Group holds between 20% and 50% of another entity. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account.

Joint ventures are joint arrangements in which the Group has rights to the net assets of the arrangement.

Associates and joint ventures are accounted for using the equity method and are recognized initially at cost. The cost of the investment includes transaction costs. Transaction costs that are directly attributable to an expected acquisition of an associate or joint venture are recognized as an asset as part of the item of deferred expenses in the statement of financial position. These costs are added to the cost of the investment on the acquisition date.

The consolidated financial statements include the Group’s share of the income and expenses in profit or loss of equity accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence or joint control commences until the date that significant influence or joint control ceases.

Long-term interests that are in substance form part of the net investment, such as long-term loans that their repayment is not expected and is unlikely to occur in the foreseeable future, are first accounted for in accordance with the instructions of IFRS 9 and then apply the instructions of IAS 28 with respect to the remainder of those interests, so that the long-term interests are in the scope of both IFRS 9 and IAS 28.

5.	Transactions eliminated on consolidation

Intra-group balances and transactions in the Group, and any unrealized income and expenses arising from intra-group transactions, were eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with associates and joint ventures are eliminated against the investment to the extent of the Group’s interest in these investments.

Foreign currency transactions
B.	Foreign currency transactions

Transactions in foreign currencies are translated to NIS at the prevailing foreign exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies as of the reporting date are translated to NIS at the prevailing foreign exchange rate at that date. Non-monetary assets and liabilities denominated in foreign currencies that are measured in terms of historical cost, are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to NIS at the exchange rate at the date that the fair value was determined. Foreign exchange differences arising on translation are recognized in profit and loss.

Financial instruments
C.	Financial instruments

(1)       Non-derivative financial assets – policy applicable as from January 1, 2018

Initial recognition and measurement of financial assets
The Group initially recognizes trade receivables and debt instruments issued on the date that they are created. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

Derecognition of financial assets
Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category
Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost or fair value through profit or loss.

Financial assets are not reclassified in subsequent periods unless, and only if, the Group changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

•	It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and
•	The contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

Classification of financial assets into categories and the accounting treatment of each category (cont'd)

All financial assets not classified as measured at amortized cost or financial assets designated at fair value through profit or loss, are measured at fair value through profit or loss. On initial recognition, the Group designates financial assets at fair value through profit or loss if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

The Group has balances of trade and other receivables that are held within a business model whose objective is collecting contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflects consideration for the time value of money and the credit risk. Accordingly, these financial assets are measured at amortized cost.

Assessment of the business model for debt assets
The Group assesses the objective of the business model within which the financial asset is held on the level of the portfolio, since this best reflects the manner by which the business is managed and information is provided to management. The following considerations are taken into account in the assessment of the Group’s business model:

•
The stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management's strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

•	How the performance of the business model and the financial assets within the model is evaluated and reported to the entity’s key management people;
•	The risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

Assessment whether cash flows are solely payments of principal and interest
For the purpose of assessing whether the cash flows are solely payments of principal and interest, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs, as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

•	Contingent events that would change the timing or amount of the cash flows;
•	Terms that may change the stated interest rate, including variable interest;
•	Extension or prepayment features; and
•	Terms that limit the Group's claim to cash flows from specified assets.

Subsequent measurement and gains and losses
Financial assets at fair value through profit or loss
These assets are subsequently measured at fair value. Net gains and losses, including any interest income or dividend income, are recognized in profit or loss (other than certain derivatives designated as hedging instruments).

Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss. Financial assets at amortized cost comprise cash and cash equivalents and trade and other receivables. Cash and cash equivalents include cash balances available for immediate use and call deposits. Cash equivalents include short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

(2)       Non-derivative financial assets – policy applicable before January 1, 2018

Initial recognition and measurement of financial assets
The Group initially recognizes loans and receivables and deposits on the date that they are created. All other financial assets acquired in a regular way purchase, including assets designated at fair value through profit or loss, are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument, meaning on the date the Group undertook to purchase or sell the asset. Non-derivative financial instruments comprise investments in equity and debt securities, trade and other receivables, and cash and cash equivalents.

Financial assets are initially measured at fair value. If the subsequent measurement of the financial asset is not at fair value through profit and loss, then the initial measurement includes transaction costs that can be directly attributed to the acquisition or creation of the asset.

Derecognition of financial assets
Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Regular way sales of financial assets are recognized on the trade date, meaning on the date the Group undertook to sell the asset. As to the Group’s policy on impairment see Paragraph H.

Classification of financial assets into categories and the accounting treatment of each category
The Group classifies its financial assets according to the following categories:

Financial assets at fair value through profit or loss
A financial asset is classified at fair value through profit or loss if it is classified as held for trading or is designated as such upon initial recognition. Financial assets are designated at fair value through profit or loss if the Group manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Group’s documented risk management or investment strategy, providing that the designation is intended to prevent an accounting mismatch, or the asset is a combined instrument including an embedded derivative.

Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.
Financial assets classified as held-for-trading comprise securities that are held to support the Group’s short-term liquidity needs.

Loans and receivables
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprise cash and cash equivalents and trade and other receivables.

Cash and cash equivalents include cash balances available for immediate use and call deposits. Cash equivalents include short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

Offset of financial instruments - See section 3 below.

 (3)      Non-derivative financial liabilities

Non-derivative financial liabilities include: loans and borrowings from banks and others, marketable debt instruments, finance lease liabilities, and trade and other payables.

Initial recognition of financial liabilities
The Group initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities
Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Financial liabilities are designated at fair value through profit or loss if the Group manages such liabilities and their performance is assessed based on their fair value in accordance with the Group’s documented risk management strategy, providing that the designation is intended to prevent an accounting mismatch.

Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses in the statement of financial position. These transaction costs are deducted from the financial liability upon its initial recognition, or are amortized as financing expenses in the statement of income when the issuance is no longer expected to occur.

Derecognition of financial liabilities
Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Substantial modification in terms of debt instruments
An exchange of debt instruments having substantially different terms, is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Furthermore, a substantial modification of the terms of an existing financial liability, or an exchange of debt instruments having substantially different terms between an existing borrower and lender, are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value.

In such cases the entire difference between the amortized cost of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as financing income or expense.

The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability.

In addition to the aforesaid quantitative criterion, the Group examines, inter alia, whether there have also been changes in various economic parameters inherent in the exchanged debt instruments, therefore, as a rule, exchanges of CPI-linked debt instruments with unlinked instruments are considered exchanges with substantially different terms even if they do not meet the aforementioned quantitative criterion.

Non-substantial modification in terms of debt instruments - policy applicable after January 1, 2018
In a non-substantial modification in terms (or exchange) of debt instruments, the new cash flows are discounted using the original effective interest rate, and the difference between the present value of the new financial liability and the present value of the original financial liability is recognized in profit or loss.

Offset of financial instruments
Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Expansion of debentures for cash
When expanding debentures for cash, debentures are initially measured at their fair value, which is the proceeds received from the issuance (since this is the best market which the issuer has an immediate access to), with no effect on profit or loss in respect of the difference between the proceeds from issuance and the market value of the tradable debentures close to their issuance.

(4)      Derivative financial instruments, including hedge accounting

The Group holds derivative financial instruments to hedge its foreign currency and CPI risks exposures.

Measurement of derivative financial instruments
Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below:

Economic hedges
Hedge accounting is not applied to derivative instruments that economically hedge financial assets and liabilities denominated in foreign currencies or CPI-linked. Changes in the fair value of such derivatives are recognized in profit or loss under financing income or expenses.

Derivatives that do not serve hedging purposes
The changes in fair value of derivatives that do not serve hedging purposes are recognized in profit or loss, as financing income or expense.

(5)      Assets and liabilities linked to the Israeli CPI that are not measured at fair value

The value of CPI-linked financial assets and liabilities, which are not measured at fair value, is re-measured every period in accordance with the actual increase/decrease in the CPI.

 (6)      Issuance of parcel of securities

The consideration received from the issuance of a parcel of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is the value of the equity component. When a number of equity components are issued in a parcel of securities, the consideration of the parcel attributes to their relative fair value. The fair value of each of the components of the package, are based on the average market prices of the securities three business days after their issuance.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred. Joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the parcel, as described above. Issuance costs that allocated to equity components are presented net from equity.

Property, plant and equipment
D.       Property, plant and equipment

Fixed asset items are measured at cost less accumulated depreciation and accumulated impairment losses.

 (1)      Recognition and measurement

The cost of fixed assets includes expenditure that is directly attributable to the acquisition of the asset.

The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located (when the Group has an obligation to dismantle and remove the asset or to restore the site), and capitalized borrowing costs. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

Communications networks consist of several significant components with different useful lives. Each component is treated separately and is depreciated over its estimated useful life.

Changes in the obligation to dismantle and remove the items and to restore the site on which they are located, other than changes deriving from the passing of time, are added or deducted from the cost of the asset in the period in which they occur. The amount deducted from the cost of the asset shall not exceed the balance of the carrying amount on the date of change, and any balance is recognized immediately in profit or loss.

Gains or losses on disposal of an item of property, plant and equipment are determined by comparing the net disposal net proceeds with the carrying amount of property, plant and equipment and are recognized net within "other income" or "other expenses", as relevant in statement of income.

(2)       Subsequent costs

The cost of replacing part of a fixed asset item is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of day-to-day servicing are recognized in profit or loss as incurred.

 (3)      Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value.

An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The annual depreciation rates for the current and comparative periods are as follows:

%
Communications network	5-15
Control and testing equipment	15-25
Equipment and infrastructure for television services	15-33
Vehicles, Computers, Furniture and Landline communications equipment	6-33

Leasehold improvements are depreciated over the shorter of their estimated useful lives or the expected lease terms.

Depreciation methods, useful lives and residual values are reviewed at least at the end of each reporting year and adjusted if appropriate.

Rights of use of communications lines and right of use of fiber-optic infrastructure
E.       Rights of use of communications lines and right of use of fiber-optic infrastructure

Accounting policy applicable before January 1, 2019

The Group implements IFRIC 4, "Determining Whether an Arrangement Contains a Lease", which defines criteria for determining at the beginning of the arrangement, whether the right to use asset constitutes a lease arrangement.

According to IFRIC 4, as mentioned above, acquisition transactions of irrevocable rights of use of underwater cables capacity and right of use of fiber-optic infrastructure are treated as service receipt transactions. The amount which was paid for the rights of use of communications lines and right of use of fiber-optic infrastructure are recognized as a prepaid expense and is amortized on a straight-line basis over the period stated in the agreements, including the option period, which constitutes the estimated useful life of those capacities.

Accounting policy applicable as from January 1, 2019

The Group implements IFRS 16, "Determining Whether an Arrangement Contains a Lease", which defines criteria for determining at the beginning of the arrangement, whether the right to use asset constitutes a lease arrangement. As a result, the accounting treatments of transactions of irrevocable rights of use of underwater cables capacity and right of use of fiber-optic infrastructure have not changed.

Intangible assets and others
F.        Intangible assets and others

(1)         Goodwill

Goodwill that arises upon the acquisition of subsidiaries is presented as part of intangible assets.
In subsequent periods goodwill is measured at cost less accumulated impairment losses.

(2)          Development

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized to intangible assets only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset.

Direct development costs associated with internally developed information system software, and payroll costs for employees devoting time to the software projects, incurred during the application development stage, are capitalized and recognized as an intangible asset. Other development expenditure is recognized in profit or loss as incurred.

In subsequent periods, capitalized development expenditures are measured at cost less accumulated amortization, from the date which the asset is ready for use, and accumulated impairment losses.

(3)          Incremental customer acquisition costs

Incremental customer acquisition costs are capitalized to asset, from January 1, 2017, following the adoption IFRS 15, when it is expected that the Group will recover these costs. Costs of obtaining a contract that would have been incurred regardless of the contract being obtained are recognized as an expense when incurred. Costs incurred to fulfill a contract with a customer are recognized as an asset when they: relate directly to a contract the Group can specifically identify; they generate or enhance resources of the Group that will be used in satisfying performance obligations in the future; and they are expected to be recovered. In any other case the costs are recognized as an expense when incurred.

Accordingly, incremental incentives and commissions paid to Group employees and resellers for securing contracts with customers, are recognized as intangible assets. In subsequent periods, customer acquisition costs are measured at cost less accumulated amortization according to the specific anticipated contract period and accumulated impairment losses.

(4)          Other intangible assets

Customer relationships that are formed upon the acquisition of subsidiaries have a finite useful life and are amortized according to the expected benefits rate from these assets in each period.

Other intangible assets and others - licenses and frequencies, software and information systems costs are measured at cost less accumulated amortization and accumulated impairment losses and including direct costs necessary to prepare the asset for its intended use.

(5)          Subsequent expenditure

Subsequent expenditure is capitalized to intangible asset only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure is recognized in profit or loss as incurred.

(6)          Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset less its residual value.

Amortization is recognized in profit or loss on a straight-line basis, (except for customer relationships as aforementioned (up to 2019)), over the estimated useful lives of the intangible assets from the date they are available for use, since these methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset. Goodwill and intangible assets having an indefinite useful life are not systematically amortized but are tested for impairment at least once a year.

Internally generated intangible assets are not systematically amortized as long as they are not available for use, i.e. they are not yet on site or in working condition for their intended use. Accordingly, these intangible assets, such as development costs, are tested for impairment at least once a year, until such date as they are available for use.

The annual amortization rates for the current and comparative periods are as follows:

%
Licenses and Frequencies	4-7	(mainly 4)
Information systems	25
Software	15-25
Customer acquisition costs	33-50

Amortization methods, useful lives and residual values are reviewed at least each year-end and adjusted if appropriate.

The Group examines the useful life of an intangible asset that is not periodically amortized at least once a year in order to determine whether events and circumstances continue to support the decision that the intangible asset has an indefinite useful life.

Investment property
G.	Investment property

Investment property is property (land or building – or part of a building – or both) held (by the owner or as a right of use assets) either to earn rental income or for capital appreciation or for both, but not for:

1.	Use in the production or supply of goods or services or for administrative purposes; or
2.	Sale in the ordinary course of business.

Furthermore, some of the rental properties that are leased by the Group are classified and treated as investment property.

Investment property is initially measured at cost including capitalized borrowing costs. Cost includes expenditure that is directly attributable to the acquisition of the investment property. In subsequent periods the investment property is measured at fair value with any changes therein recognized in profit or loss.

Any gain or loss on disposal of an investment property is recognized in profit or loss under other income or other expenses, as relevant.

Inventory
H.	Inventory

Inventory of cellular phone equipment, accessories and spare-parts are measured at the lower of cost and net realizable value. Cost is determined by the moving average method and includes expenditure incurred in acquiring the inventories and the costs incurred in bringing them to their existing location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. The Group periodically evaluates the condition and age of inventories and makes provisions for impairment of inventories accordingly.

Impairment
I.	Impairment

(1)       Non-derivative financial assets – policy applicable as from January 1, 2018

Financial assets and contract assets

The Group recognizes a provision for expected credit losses in respect of Financial assets at amortized cost and Contract assets (as defined in IFRS 15).

The Group has elected to measure the provision for expected credit losses in respect of trade receivables, contract assets and lease receivables at an amount equal to the full lifetime credit losses of the instrument.

Lifetime expected credit losses are expected credit losses that result from all possible default events over the expected life of the financial asset. The maximum period considered when assessing expected credit losses is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of expected credit losses

Expected credit losses are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive.

Expected credit losses are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following events:

•	Significant financial difficulty of the issuer or borrower;
•	A breach of contract such as a default or payments being past due;
•	The restructuring of a loan or payment due to the Group on terms that the Group would not consider otherwise;
•	It is probable that the borrower will enter bankruptcy or other financial reorganization; or
•	The disappearance of an active market for a security because of financial difficulties.

Presentation of provision for expected credit losses in the statement of financial position

Provisions for expected credit losses of financial assets measured at amortized cost are deducted from the gross carrying amount of the financial assets.

Write-off

The gross carrying amount of a financial asset is written off when the Group does not have reasonable expectations of recovering a financial asset at its entirety or a portion thereof. This is usually the case when the Group determines that the debtor does not have assets or sources of income that may generate sufficient cash flows for paying the amounts being written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group's procedures for recovery of amounts due. Write-off constitutes a de-recognition event.

(2)       Non-derivative financial assets – policy applicable before January 1, 2018

A financial asset not carried at fair value through profit or loss is tested for impairment when objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

Evidence of impairment of debt instruments
The Group considers evidence of impairment for loans, trade receivables and other receivables at both a specific asset and collective level. All individually significant trade receivables, loans and receivables are assessed for specific impairment. All individually significant trade receivables, loans and receivables found not to be specifically impaired are then collectively assessed for any impairment that has been incurred but not yet identified. Trade receivables, loans and receivables that are not individually significant are collectively assessed for impairment by grouping together loans and receivables with similar risk characteristics.

In assessing collective impairment the Group uses historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

Accounting for impairment losses of financial assets measured at amortized cost
An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in a provision for loss against the balance of the financial asset measured at amortized cost.

Reversal of impairment loss
An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. For financial assets measured at amortized cost, the reversal is recognized in profit or loss.

(3)       Property, plant and equipment and intangible assets and others

Timing of impairment testing

The carrying amounts of the Group’s  non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date, to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, then the asset’s recoverable amount is estimated.

Once a year and on the same date, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains goodwill, or intangible assets that have indefinite useful lives or are unavailable for use.

Determining cash-generating units

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

Measurement of recoverable amount

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash-generating unit, for which the estimated future cash flows from the asset or cash-generating unit were not adjusted.

Allocation of goodwill to cash generating units

Subject to an operating segment ceiling test, for the purposes of goodwill impairment testing, cash-generating units to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes.

Goodwill acquired in a business combination is allocated to groups of cash-generating units, including those existing in the Group before the business combination, that are expected to benefit from the synergies of the combination.

The Company’s corporate assets
The Company’s corporate assets do not generate separate cash inflows and are utilized by more than one cash-generating unit. Corporate assets that cannot be allocated reasonably and consistently to cash-generating units are allocated to a group of cash-generating units if there are indications that a corporate asset may be impaired or indications of impairment in a group of cash-generating units, in which case the recoverable amount is determined for the group of cash-generating units that uses the corporate asset.

Recognition of impairment loss

An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. As regards cash-generating units that include goodwill, an impairment loss is recognized when the carrying amount of the cash-generating unit, after including the balance of goodwill, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the cash-generating unit on a pro rata basis.

Reversal of impairment loss

An impairment loss in respect of goodwill is not reversed. In respect of other assets, for which impairment losses were recognized in prior periods, an assessment is performed at each reporting date for any indications that these losses have decreased or no longer exist. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(4)       Investments in associates and joint ventures

An investment in an associate and joint venture is tested for impairment when objective evidence indicates there has been impairment. Goodwill that forms part of the carrying amount of an investment in an associate or joint venture is not recognized separately, and therefore is not tested for impairment separately.

If objective evidence indicates that the value of the investment may have been impaired, the Group estimates the recoverable amount of the investment, which is the greater of its value in use and its net selling price. In assessing value in use of an investment in an associate or joint venture, the Group either estimates its share of the present value of estimated future cash flows that are expected to be generated by the associate or joint venture, including cash flows from operations of the associate or joint venture and the consideration from the final disposal of the investment, or estimates the present value of the estimated future cash flows that are expected to be derived from dividends that will be received and from the final disposal.

An impairment loss is recognized when the carrying amount of the investment, after applying the equity method, exceeds its recoverable amount. An impairment loss is not allocated to any asset, including goodwill that forms part of the carrying amount of the investment in the associate or in the joint venture.

An impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount of the investment after the impairment loss was recognized, and only to the extent that the investment’s carrying amount, after the reversal of the impairment loss, does not exceed the carrying amount of the investment that would have been determined by the equity method if no impairment loss had been recognized.

Employee benefits
J.	Employee benefits

(1)	Post-employment benefits

Part of the Group's liability for post-employment benefits is covered by a defined contribution plan financed by deposits with insurance companies or with funds managed by a trustee. A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. The Group's obligation of contribution to defined contribution pension plan is recognized as an expense in profit and loss in the periods during which services are rendered by employees. In addition, the Group has a net obligation in respect of defined benefit plan. A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. This benefit is presented at present value deducting the fair value of any plan assets and is determined using actuarial assessment techniques which involves, among others, determining estimates regarding the capitalization rates, anticipated return on the assets, the rate of the increase in salary and the rates of employee turnover. There is significant uncertainty in respect to these estimates because of the long-term programs. For further information, see Note 20.

The Group recognizes immediately, directly in retained earnings through other comprehensive income, all re-measurements gains and losses arising from defined benefit plans. Interest costs and interest income on plan assets that were recognized in profit or loss are presented under financing income and expenses, respectively.

(2)	Termination benefits

Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary retirement. Termination benefits for voluntary retirements are recognized as an expense if the Group has made an offer of voluntary retirement, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably.

(3)	Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably. The employee benefits are classified, for measurement purposes, as short-term benefits or as other long-term benefits depending on when the Group expects the benefits to be wholly settled.

(4)	Share-based payment and restricted stock unit transactions

The grant date fair value of share-based payment and restricted stock units ("RSU") awards granted to employees are recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based payment and RSU awards that are conditional upon meeting service and non-market performance conditions, are adjusted to reflect the number of awards that are expected to vest. For share-based payment and RSU awards with non-vesting conditions or with market performance vesting conditions, the grant date fair value of the share-based payment and RSU awards are measured to reflect such conditions, and therefore the Group recognizes an expense in respect of the awards whether or not the conditions have been met.

Fair value is measured using the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, to consider exercise restrictions and behavioral considerations.

Provisions
K.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are measured at management's best estimate of the expenditure required to settle the obligation at the reporting date.

The Group recognizes a reimbursement asset if, and only if, it is virtually certain that the reimbursement will be received if the Company settles the obligation. The amount recognized in respect of the reimbursement does not exceed the amount of the provision.

A provision for claims is recognized if, as a result of a past event, the Company has a present legal or constructive obligation and it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of obligation can be estimated reliably.

Revenue
L.	Revenue

The Group recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Group expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties.

Revenues derived from services, including cellular services, internet services, international calls services, fixed local calls, interconnect, roaming revenues, content and value added services, transmission services and television over the internet services, are recognized when the services are provided, in proportion to the stage of completion of the transaction and all other revenue recognition criteria are met.

Usually, the sale of equipment to the customer is executed with no contractual obligation of the client to consume services in a minimal amount for a predefined period. As a result, the Group refers to the sale transaction as a separate transaction and recognizes revenue from sale of equipment upon delivery of the equipment to the customer. Revenue from services is recognized and recorded when the services are provided.

Identifying the contract

The Group accounts for a contract with a customer only when the following conditions are met:

(a)
The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(b)	The Group can identify the rights of each party in relation to the goods or services that will be transferred;
(c)	The Group can identify the payment terms for the goods or services that will be transferred;
(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and
(e)	It is probable that the consideration, to which the Group is entitled to in exchange for the goods or services transferred to the customer, will be collected.

For the purpose of paragraph (e) the Group examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Group has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Identifying performance obligations
On the contract’s inception date the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer one of the following:

(a)      Goods or services (or a bundle of goods or services) that are distinct; or
(b)     A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Group examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

In contracts with customers for the provision of various communication services in one package, the Group has identified more than one performance obligations in each contract with a customer, according to the services promised to the customer.

Option to purchase additional goods or services
An option that grants the customer the right to purchase additional goods or services constitutes a separate performance obligation in the contract only if the option grants the customer a material right it would not have received without the original contract.

Determining the transaction price
The transaction price is the amount of the consideration to which the Group expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties. The Group takes into account the effects of determining the transaction price and the existence of a significant financing component.

Variable consideration
The transaction price includes fixed amounts and amounts that may change as a result of discounts, refunds, credits, price concessions, incentives, performance bonuses, penalties, claims and disputes and contract modifications that the consideration in their respect has not yet been agreed by the parties.

The Group includes variable consideration, or part of it, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved. At the end of each reporting period and if necessary, the Group revises the amount of the variable consideration included in the transaction price.

Allocating the transaction price to performance obligations
In a multiple performance obligations transaction, the transaction price is allocated between the components of the transaction according to the ratio of their stand-alone selling prices.

Existence of a significant financing component
In order to measure the transaction price, the Group adjusts the amount of the promised consideration in respect of the effects of the time on the value of money if the timing of the payments agreed between the parties provides to the customer or the Group a significant financing benefit. When assessing whether a contract contains a significant financing component, the Group examines, inter alia, the expected length of time between the date the Group transfers the promised goods or services to the customer and the date the customer pays for these goods or services, as well as the difference, if any, between the amount of the consideration promised and the cash selling price of the promised goods or services.

When the contract contains a significant financing component, the Group recognizes the amount of the consideration using the discount rate that would be reflected in a separate financing transaction between it and the customer on the contract’s inception date. The financing component is recognized as other income over the period, which are calculated according to the effective interest method.

During 2019, management has updated the accounting policy about the effect of long-term credit arrangements, on the financial performance of the Group according to revenues from long-term credit arrangements (more than 12 monthly payments) are recognized on the basis of the present value of future cash flows, discounted according to market interest rates at the time of the transaction. The difference between the original credit and its present value is recorded as other income (instead of interest income) over the credit period. see also Note 2(F).

In cases where the difference between the time of receiving payment and the time of transferring the goods or services to the customer is one year or less, the Group applies the practical exemption included in the standard and does not separate a significant financing component.

 Satisfaction of performance obligations
Revenue is recognized when the Group satisfies a performance obligation by transferring control over promised goods or services to the customer.

Contract costs
Incremental costs of obtaining a contract with a customer are recognized as an asset when the Group is expected to recover these costs. Costs to obtain a contract that would have been incurred regardless of the contract are recognized as an expense as incurred.

Warranty
In order to assess whether a warranty provides a distinct service to the customer and is therefore a distinct performance obligation, the Group examines, inter alia, the following characteristics: does the customer have the option to purchase the warranty separately; is the warranty required by law; the period of the warranty and the nature of the actions the Group promises to execute.

In respect to contracts with customers, the Group provides warranty services to customers in accordance with the contract, the Regulations of the Law or as is customary in the industry. Warranty services are provided to ensure the quality of the work and to meet the specifications agreed between the parties and do not constitute additional service provided to the customer. Therefore, the Group does not recognize the liability as a separate performance obligation, but treats it in accordance with the Instructions of IAS 37 and recognizes the provision for liability according to the estimated cost of the said services.

Principal or agent
When another party is involved in providing goods or services to the customer, the Group examines whether the nature of its promise is a performance obligation to provide the defined goods or services themselves, which means the Group is a principal provider and therefore recognizes revenue in the gross amount of the consideration, or obligation to arrange that another party provides the goods or services which means the Group is an agent and therefore recognizes revenue in the amount of the net commission.

The Group is a principal provider when it controls the promised goods or services before their transfer to the customer. Indicators that the Group controls the goods or services before their transfer to the customer include, inter alia, as follows: the Group is the primary obligor for fulfilling the promises in the contract; the Group has inventory risk before the goods or services are transferred to the customer; and the Group has discretion in setting the prices of the goods or services.

Cost of revenues
M.       Cost of revenues

Cost of revenues mainly include equipment purchase costs, salaries and related expenses, value added services costs, royalties expenses, ongoing license fees, interconnection and roaming expenses, cell site leasing costs, depreciation and amortization expenses and maintenance expenses, directly related to services rendered.

The Group recognizes discounts from suppliers as a decrease in Cost of Sales. Therefore, discounts in respect of purchases that are added to the closing inventory balance are treated as inventory and the remainder as a decrease in Cost of Sales.

Advertising expenses	N. Advertising expenses Advertising costs are expensed as incurred.
Lease payments
O.       Lease payments

The accounting policy that was applied in periods prior to January 1, 2019
Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease.

The accounting policy applied as from January 1, 2019, following the adoption of IFRS 16
See note 2(F) regarding changes in accounting policy.

Financing income and expenses
P.        Financing income and expenses

Financing income is comprised of interest income on funds invested, dividend income, changes in the fair value of financial instruments measured at fair value through profit or loss and income from exchange rate differences.

Changes in the fair value of financial assets at fair value through profit or loss also include income from dividends and interest.

Financing expenses are comprised of interest expenses, linkage expenses, discount amortization expenses, changes in fair value of financial instruments measured at fair value through profit or loss, losses from exchange rate differences and unwinding of the discount on provisions.

In the statements of cash flows, payments for derivative contracts which are used for economic hedges of financial liabilities arising from financing activities, are presented as part of cash flows from financing activities.

Payments for derivative contracts which are used for economic hedges of handset and network related acquisitions and international roaming services activity, and changes in the fair value of those derivatives, are presented as part of cash flows from operating activities.

In the statements of cash flows, payments for derivative contracts which are used for economic hedges of financial liabilities arising from financing activities, are presented as part of cash flows from financing activities.

Gains and losses from exchange rate differences and changes in the fair value of financial instruments measured at fair value through profit or loss, are presented on a net basis, as financing income or financing expenses.

Interest income and expenses are recognized in the profit and loss using the effective interest method.

Taxes on income
Q.        Taxes on income

Taxes on income comprise current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or are recognized directly in equity or in other comprehensive income to the extent they relate to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantially enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Group will have to use its economic resources to pay the obligation.

Deferred tax is recognized for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted at the reporting date.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in its subsidiaries and the Group’s holdings in included entities, where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax assets and liabilities on a net basis or their current tax assets and liabilities will be realized simultaneously.

Earnings per share
R.        Earnings per share

The Company presents basic and diluted earnings per share ("EPS") data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit and loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which comprise share options and share options granted to employees.

New standards not yet adopted

S.        New standards not yet adopted

Amendment to IFRS 3, Business Combinations

The Amendment clarifies whether a transaction to acquire an operation is the acquisition of a "business" or an asset. For the purpose of this examination, the Amendment added an optional concentration test so that if substantially all of the fair value of the acquired assets is concentrated in a single identifiable asset or a group of similar identifiable assets, the acquisition will be of an asset. In addition, the minimum requirements for definition as a business have been clarified, such as for example the requirement that the acquired processes be substantive so that in order for it to be a business, the operation shall include at least one input element and one substantive process, which together significantly contribute to the ability to create outputs. Furthermore, the Amendment narrows the reference to the outputs element required in order to meet the definition of a business and added examples illustrating the aforesaid examination.

The Amendment is effective for transactions to acquire an asset or business for which the acquisition date is in annual periods beginning on or after January 1, 2020, with earlier application being permitted.

In the opinion of the Group, application of the Amendment may have a material effect on the accounting treatment of future acquisitions of operations.